Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities
The carrying amounts and classifications of the consolidated VIEs’ assets and liabilities, which are included in our consolidated balance sheet, are as follows (in millions):

December 31, 2016
Assets
Current assets:
Cash and cash equivalents	$1.6
Restricted cash	3.8
Accounts receivable, net of allowance for doubtful accounts	30.8
Other current assets	2.0
Total current assets	38.2
Property and equipment, net	140.0
Goodwill	73.5
Intangible assets, net	9.6
Deferred income tax assets	0.6
Other long-term assets	0.4
Total assets	$262.3
Liabilities
Current liabilities:
Current portion of long-term debt	$1.5
Accounts payable	6.8
Accrued payroll	6.6
Accrued interest payable	0.2
Other current liabilities	5.4
Total current liabilities	20.5
Long-term debt, net of current portion	29.8
Total liabilities	$50.3